USAA GLOBAL MANAGED VOLATILITY FUND
USAA GLOBAL MANAGED VOLATILITY FUND Fund Shares and Institutional Shares SUPPLEMENT DATED NOVEMBER 16, 2015 TO THE FUND'S PROSPECTUS DATED MAY 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Global Managed Volatility Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s expense example and to update you on a portfolio manager change for the Fund.

Effective as of the date of this Supplement, the expense example found on page 2 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense limitation arrangement for the Fund Shares and Institutional Shares is not continued beyond one year.

Expense Example - USAA GLOBAL MANAGED VOLATILITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Fund Shares	115	411	753	1,719
Institutional Shares	105	320	577	1,313

Effective as of the date of this Supplement, Arnold J. Espe is no longer co-managing the Fund. As a result, all information relating to Mr. Espe as a co-manager of the Fund is hereby deleted.

Please Retain This Supplement For Your Future Reference.

98449-1115